Employee benefit expenses (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Employee Benefit Expenses

	2017	2016	2015
Wages and salaries (*)	1,746,147	1,450,262	1,317,655
Employee termination benefits (**)	32,862	32,977	30,593
Defined contribution plans	8,107	7,722	8,364

	1,787,116	1,490,961	1,356,612

(*)	Wages and salaries include compulsory social security contributions and bonuses.
(**)	Remeasurements of employee termination benefits for the years ended 31 December 2017, 2016 and 2015 amounting to TL 3,738, TL 34,532 and TL 13,466 respectively are reflected in other comprehensive income.